Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income from continuing operations before income taxes and interest in earnings of associates by location of taxing jurisdiction
An analysis of income before income taxes and interest in earnings of associates by location of the taxing jurisdiction is as follows:

	Years ended December 31,
	2015	2014	2013
	(millions)
Ireland	$(61)	$(65)	$(52)
United States	(67)	92	(11)
United Kingdom	65	154	282
Other jurisdictions	403	337	280
Income before income taxes and interest in earnings of associates	$340	$518	$499

Provision for income taxes by location of the taxing jurisdiction
The provision for income taxes by location of the taxing jurisdiction consisted of the following:

	Years ended December 31,
	2015	2014	2013
	(millions)
Current income taxes:
US federal tax	$14	$(16)	$7
US state and local taxes	1	7	3
UK corporation tax	—	29	28
Other jurisdictions	51	73	45
Total current taxes	66	93	83
Deferred taxes:
US federal tax	(22)	30	10
US state and local taxes	(3)	10	1
Effect of US valuation allowance	(91)	5	2
UK corporation tax	14	24	17
Other jurisdictions	3	(3)	9
Total deferred taxes	(99)	66	39
Total income taxes	$(33)	$159	$122

Reconciliation between US federal income taxes at the statutory rate and the Company's provision for income taxes on continuing operations
The reconciliation between US federal income taxes at the statutory rate and the Company’s provision for income taxes is as follows:

	Years ended December 31,
	2015	2014	2013
	(millions, except percentages)
Income before income taxes and interest in earnings of associates	$340	$518	$499
US federal statutory income tax rate	35%	35%	35%
Income tax expense at US federal tax rate	119	181	175
Adjustments to derive effective rate:
Non-deductible expenditure	32	21	19
Non-deductible acquisition costs	9	—	—
Tax impact of internal restructurings	—	—	11
Movement in provision for unrecognized tax benefits	(3)	1	(1)
Disposal of non-qualifying goodwill	3	11	—
Gain on remeasurement of equity interests	(20)	—	—
Impact of change in tax rate on deferred tax balances	(5)	—	(4)
Adjustment in respect of prior periods	(1)	(2)	1
Non-deductible Venezuelan foreign exchange loss	11	5	—
Effect of foreign exchange and other differences	(1)	(4)	1
Changes in valuation allowances applied to deferred tax assets	(104)	7	—
Adjustments to eliminate the net tax effect of intra-group items	(30)	(30)	(30)
Tax differentials of foreign earnings and US state taxes:
Foreign jurisdictions	(42)	(48)	(54)
US state taxes and local taxes	(1)	17	4
Income tax (benefit) expense	$(33)	$159	$122

Significant components of deferred income tax assets and liabilities and their balance sheet classifications
The significant components of deferred income tax assets and liabilities and their balance sheet classifications are as follows:

	December 31,
	2015	2014
	(millions)
Deferred tax assets:
Accrued expenses not currently deductible	$175	$133
US state net operating losses	82	76
UK net operating losses	5	1
Other net operating losses	28	12
UK capital losses	33	39
Accrued retirement benefits	109	109
Deferred compensation	34	34
Stock options	16	22
Financial derivative transactions	4	—
Gross deferred tax assets	486	426
Less: valuation allowance	(187)	(280)
Net deferred tax assets	$299	$146
Deferred tax liabilities:
Cost of intangible assets, net of related amortization	$289	$149
Cost of tangible assets, net of related amortization	32	38
Prepaid retirement benefits	111	62
Accrued revenue not currently taxable	31	25
Deferred tax liabilities	463	274
Net deferred tax liabilities	$(164)	$(128)

	December 31,
	2015	2014
	(millions)
Balance sheet classifications:
Deferred tax assets	$76	$19
Deferred tax liabilities	(240)	(147)
Net non-current deferred tax liabilities (i)	(164)	(128)
Net deferred tax liabilities	$(164)	$(128)

Summary valuation allowances

	Balance at beginning of year	Additions/ (releases) charged to costs and expenses	Other movements	Foreign exchange differences	Balance at end of year
Description
	(millions)
Year Ended December 31, 2015
Deferred tax valuation allowance	$280	$(95)	$2	$—	$187
Year Ended December 31, 2014
Deferred tax valuation allowance	196	17	67	—	280
Year Ended December 31, 2013
Deferred tax valuation allowance	221	15	(40)	—	196

Reconciliation of the beginning and ending amounts of unrecognized tax benefits
A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

	2015	2014	2013
	(millions)
Balance at January 1	$19	$41	$37
Reductions due to a lapse of the applicable statute of limitation	—	—	(5)
Increases for positions taken in current period	3	5	9
Decreases for positions taken in prior periods	(6)	(26)	—
Other movements	6	(1)	—
Balance at December 31	$22	$19	$41